ADVANCES PAYABLE (Details Narrative) - USD ($)	Jan. 31, 2018	Dec. 20, 2017
Advances from related party	$ 295,000
Bellridge Capital L.P. [Member] | Securities Purchase Agreement [Member]
Advances from related party		$ 295,000